Note 13 - Leases (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Operating Lease, Expense		$ 5.2	$ 5.1
Minimum [Member]
Lessee, Operating Lease, Remaining Lease Term	1 year
Maximum [Member]
Lessee, Operating Lease, Remaining Lease Term	9 years
Lessee, Operating Lease, Renewal Term	3 years